Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities
Schedule of business net debt

At December 31, 2024, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	468	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	280	–
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	–	–	272
Bradesco Facility	BRL	500	30-Sep-28	Bullet	–	–	81
Lease obligations	Various	–	Various	Amortizing	–	374	–
Other borrowings	Various	–	Rolling	Amortizing	–	42	–
Total borrowings						3,933	353
Deferred debt issue costs						(31)	–
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	–
Net debt / available liquidity						3,305	963

At December 31, 2023 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	369	06-Aug-26	Revolving	–	-	369
Lease obligations	Various	–	Various	Amortizing	–	408	–
Other borrowings	Various	–	Rolling	Amortizing	–	54	–
Total borrowings						3,762	369
Deferred debt issue costs						(28)	–
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	–
Net debt / available liquidity						3,312	812

Schedule of business movement in net debt

	At December 31,
	2024	2023
	$’m	$’m
Net (increase)/decrease in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	(167)	112
Increase in net borrowings and derivative financial instruments	160	163
(Decrease)/increase in net debt	(7)	275
Net debt at January 1,	3,312	3,037
Net debt at December 31,	3,305	3,312

*Includes exchange losses on cash, cash equivalents and restricted cash

Schedule of maturity analysis of borrowings

	At December 31,
	2024	2023
	$’m	$’m
Within one year or on demand	105	94
Between one and three years	755	175
Between three and five years	3,017	1,791
Greater than five years	56	1,702
Total borrowings	3,933	3,762
Deferred debt issue costs	(31)	(28)
Net borrowings	3,902	3,734

Schedule of contracted undiscounted cash flows of lease liabilities

	At December 31,
	2024	2023
	$’m	$’m
Not later than one year	110	99
Later than one year and not later than five years	268	285
Later than five years	66	110
	444	494

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2024	$’m	$’m	$’m
Within one year or on demand	270	32	1,170
Between one and three years	1,049	20	—
Between three and five years	3,181	1	—
Greater than five years	67	—	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2023	$’m	$’m	$’m
Within one year or on demand	244	32	1,240
Between one and three years	458	41	—
Between three and five years	1,994	11	—
Greater than five years	1,761	—	—

Schedule of carrying value and fair value of the related party

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2024	$'m	$'m	$'m	$'m
Senior Facilities*	3,517	(28)	3,489	3,173
Other borrowings	42	(3)	39	42
	3,559	(31)	3,528	3,215

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2023	$'m	$'m	$'m	$'m
Senior Facilities*	3,300	(23)	3,277	2,885
Other borrowings	54	(5)	49	54
	3,354	(28)	3,326	2,939

Schedule of effective interest rates of financial liabilities and lease liabilities

	2024		2023
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	6.72%	—	6.72%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—
Senior Secured Term Loan	—	10.12%	—	—

	2024	2023
	Various Currencies
Lease obligations	6.27%	6.47%

Schedule of net borrowings denominated by currency

	At December 31,
	2024	2023
	$’m	$’m
Euro	1,306	1,110
U.S. dollar	2,555	2,562
GBP	27	40
Other	14	22
	3,902	3,734

Summary of derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity contracts	14	30	301
Forward foreign exchange contracts	5	7	592
Cross currency interest rate swaps	3	16	300
At December 31, 2024	22	53	1,193

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	10	51	436
Forward foreign exchange contracts	2	12	595
Cross currency interest rate swaps	—	21	300
At December 31, 2023	12	84	1,331